Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
21.	Subsequent events

On
March 23, 2018
the Company closed a bought deal offering (the
“2018
Offering”) for gross proceeds of US$
7.8
million. A total of
6,015,385
common shares of the Company were sold at a price of
US$1.30
per share for gross proceeds of
US$7.8
million.  The Offering was completed pursuant to an amended and restated underwriting agreement dated
March 13, 2018
among the Company and Cantor Fitzgerald Canada Corporation, as sole book-runner and lead underwriter, and PI Financial Corp., Canaccord Genuity Corp., Echelon Wealth Partners Inc., Haywood Securities Inc. and Roth Capital Partners, LLC, as co-managers.  The Company paid a
6%
commission to the Underwriters.

In addition, the Company completed a concurrent private placement financing involving the sale of
1,091,826
flow-through common shares of the Company (the
“2018
Flow-Through Shares”) at a price equal to the Canadian dollar equivalent of
US$1.82
per share, for gross proceeds of
US$2.0
million. The flow-through shares formed part of a donation arrangement and were ultimately purchased by Goldcorp Inc. (“Goldcorp”) and enabled Goldcorp to maintain its
12.5%
interest in the Company under the terms of the
January 2017
Investor Rights and Obligations Agreement between Goldcorp and the Company. Goldcorp now owns
10,634,228
common shares of the Company. The
2018
Flow-Through Shares are subject to a
four
month hold period in Canada. The
2018
Flow-Through Shares were
not
and will
not
be registered under the United States Securities Act of
1933,
as amended. The proceeds from the sale of the
2018
Flow-Through Shares will be used exclusively for exploration on the Company’s Committee Bay project.